Performance Management - UVA Unconstrained Medium-Term Fixed Income ETF	Jun. 30, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information on the Fund’s results can be obtained by visiting https://etfpages.com/FFIU.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart above, the Fund’s highest quarterly return was 7.98% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -7.48% (quarter ended June 30, 2022). The year-to-date return for the most recent quarter ended June 30, 2024, was -0.84%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(0.84%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.98%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(7.48%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Period Ended December 31, 2023	Past 1 Year	Past 5 Years	Since Inception[1]
Institutional Class Shares Before taxes	7.53%	1.58%	0.96%
After taxes on distributions	5.89%	0.34%	-0.04%
After taxes on distributions and sale of shares	4.46%	0.74%	0.41%
Bloomberg US Aggregate Bond Total Return Index (reflects no deductions for fees and expenses)	5.53%	1.10%	6.59%
[1] The Fund commenced operations on August 18, 2017.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns Period Ended December 31, 2023
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://etfpages.com/FFIU